Issued capital - Ordinary shares (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Issued capital [abstract]
Issued capital	$ 1,843,183	$ 1,764,289
Issued capital
Issued capital [abstract]
Number of shares outstanding (in shares)	197,129,482	186,367,686
Issued capital	$ 1,843,183	$ 1,764,289